BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property Plant And Equipment Useful Life [Table Text Block]
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the following assets:

Years
Computer equipment	1-3
Furniture and fixtures	3-7
Capitalized software costs	3
Leasehold improvements	Up to 8 years, not to exceed lease term